Property, Plant and Equipment (Details Textual) (Property Plant and Equipment [Member], HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Property Plant and Equipment [Member]
Depreciation, Depletion and Amortization, Nonproduction	102,749	155,668	142,089	120,850
Depreciation And Amortization Capital Leased Assets	0	1,072	4,725	9,251